Supplemental Cash Flow Information Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Schedule Of Supplemental Cash Flow [Line Items]
Property, Plant and Equipment, Disposals	$ 23.6
Teekay Lng [Member] | Toledo Spirit [Member] | Obligations [Member]
Schedule Of Supplemental Cash Flow [Line Items]
Extinguishment of Debt, Amount	$ 23.6